Business Segments (Assets By Segment) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Asset Reconciling Item [Line Items]
Cash and invested assets	$ 12,437,699	$ 11,563,656
Accrued investment income	192,325	183,861
Deferred acquisition costs	2,916,732	2,869,546
Goodwill	396,891	396,891
Other assets	644,625	609,019
Total assets	16,588,272	15,622,973
Life Insurance [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Deferred acquisition costs	2,566,748	2,486,001
Goodwill	309,609	309,609
Total assets	2,876,357	2,795,610
Health Insurance [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Deferred acquisition costs	315,587	328,771
Goodwill	87,282	87,282
Total assets	402,869	416,053
Annuity [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Deferred acquisition costs	34,397	54,774
Total assets	34,397	54,774
Investment [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Cash and invested assets	12,437,699	11,563,656
Accrued investment income	192,325	183,861
Total assets	12,630,024	11,747,517
Other Segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Other assets	644,625	609,019
Total assets	$ 644,625	$ 609,019